Intangible Assets - Summary of Changes in Intangible Assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Beginning balance	₩ 3,869	₩ 3,342	₩ 3,363
Acquisitions/Capital expenditure	6,455	2,741	2,016
Amortization	(2,406)	(1,917)	(1,748)
Disposals	(18)	(10)	(15)
Impairment	(1,531)	(293)	(281)
Foreign exchange differences	1	6	7
Ending balance	6,370	3,869	3,342
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,938	1,264	2,234
Acquisitions/Capital expenditure	2,136	1,856	116
Amortization	(1,296)	(1,184)	(1,088)
Disposals	0	0	(15)
Impairment	0	0	0
Foreign exchange differences	2	2	17
Ending balance	2,780	1,938	1,264
Industrial property rights
Disclosure of detailed information about intangible assets [line items]
Beginning balance	545	483	332
Acquisitions/Capital expenditure	170	138	224
Amortization	(83)	(71)	(73)
Disposals	(6)	(5)	0
Impairment	0	0	0
Foreign exchange differences	0	0	0
Ending balance	626	545	483
License fee
Disclosure of detailed information about intangible assets [line items]
Beginning balance	1,351	1,430
Acquisitions/Capital expenditure	3,886	747
Amortization	(1,027)	(538)
Disposals	0	0
Impairment	(1,531)	(293)
Foreign exchange differences	(1)	5
Ending balance	2,678	1,351	1,430
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance	35	165
Acquisitions/Capital expenditure	263	0
Amortization	0	(124)
Disposals	(12)	(5)
Impairment	0	0
Foreign exchange differences	0	(1)
Ending balance	₩ 286	35	165
Other intangible assets
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₩ 1,595	797
Acquisitions/Capital expenditure			1,676
Amortization			(587)
Disposals			0
Impairment			(281)
Foreign exchange differences			(10)
Ending balance			₩ 1,595